UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Oak Hill Advisors, L.P.
Address: 65 East 55th Street
         32nd Floor
         New York, NY  10022

13F File Number:  28-12211

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory S. Rubin
Title:     Asst. General Counsel and Chief Compliance Officer
Phone:     212-326-1578

Signature, Place, and Date of Signing:

     /s/ Gregory S. Rubin     New York, NY/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $146,245 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     8544   300000 SH       SOLE                   300000        0        0
CBS CORP NEW                   CL B             124857202     5270   169034 SH       SOLE                   169034        0        0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     7108   200000 SH       SOLE                   200000        0        0
COMCAST CORP NEW               CL A             20030N101     7424   175673 SH       SOLE                   175673        0        0
DEUTSCHE TELEKOM AG            SPONSORED ADR    251566105     5460   300000 SH       SOLE                   300000        0        0
EATON VANCE SR FLTNG RTE TR    COM              27828Q105     3777   204498 SH       SOLE                   204498        0        0
EXCO RESOURCES INC             COM              269279402     1268    75000 SH       SOLE                    75000        0        0
IDEARC INC                     COM              451663108      296    10336 SH       SOLE                    10336        0        0
KINDER MORGAN INC KANS         COM              49455P101     4230    40000 SH       SOLE                    40000        0        0
LOUISIANA PAC CORP             COM              546347105     5383   250000 SH       SOLE                   250000        0        0
NEWS CORP                      CL A             65248E104     2148   100000 SH       SOLE                   100000        0        0
R H DONNELLEY CORP             COM NEW          74955W307    10978   175000 SH       SOLE                   175000        0        0
SAVVIS INC                     COM NEW          805423308    40951  1146752 SH       OTHER                       0  1146752        0
SCOTTISH RE GROUP LIMITED      SHS              G73537410    10334  1935200 SH       OTHER                       0  1935200        0
SPDR TR                        UNIT SER 1       78462F103     2850     7500 SH  PUT  SOLE                     7500        0        0
SPRINT NEXTEL CORP             COM FON          852061100     4265   225805 SH       SOLE                   225805        0        0
STMICROELECTRONICS N V         NY REGISTRY      861012102     1472    80000 SH       SOLE                    80000        0        0
STONE ENERGY CORP              COM              861642106     1768    50000 SH       SOLE                    50000        0        0
TIME WARNER INC                COM              887317105     3653   167739 SH       SOLE                   167739        0        0
TRONOX INC                     CL A             897051108     1999   125000 SH       SOLE                   125000        0        0
TRW AUTOMOTIVE HLDGS CORP      COM              87264S106     2747   106190 SH       SOLE                   106190        0        0
VERIZON COMMUNICATIONS         COM              92343V104     7700   206780 SH       SOLE                   206780        0        0
VIACOM INC NEW                 CL A             92553P102     4530   110407 SH       SOLE                   110407        0        0
WILLIAMS COS INC DEL           COM              969457100     2090    80000 SH       SOLE                    80000        0        0